Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
13.	LEASES

Effective on January 1, 2020, the Company adopted Topic 842. At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Rent expense is recognized on a straight-line basis over the lease term.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2022	2023
Right-of-use Assets	$865,399	$2,431,475

Lease payment liabilities-current	(435,462)	(929,755)
Lease payment liabilities- non-current	(300,974)	(1,473,950)
Total	$(736,436)	$(2,403,705)

The weighted-average discount rate for the operating lease was 4.75%, 4.83% and 5.00% as of December 31, 2021, 2022 and 2023. The amortization expenses of right-of-use assets were $1,087,035, $712,844 and $615,968 for the years ended December 31, 2021, 2022 and 2023.

For the years ended December 31, 2021, 2022 and 2023, the lease expense was as follows:

	For the years ended December 31,
	2021	2022	2023
Operating leases cost excluding short-term rental expense	$1,207,920	$739,582	$698,455
Short-term lease cost	8,991	51,274	22,504
Total	$1,216,911	$790,856	$720,959

The following is a schedule of future minimum payments under our operating leases:

For the year ended December 31,	Operating Leases
2024	$1,032,282
2025	996,455
2026	544,718
Total lease payments	2,573,455
Less: imputed interest	(169,750)
Total	$2,403,705